Land, Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 5,214,203	$ 5,656,168
Less: accumulated depreciation	(936,678)	(678,088)
Property and equipment, net	4,277,525	4,978,080
Building [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	3,046,014	481,664
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	471,350	385,168
Transportation equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	483,852	491,370
Land [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	948,703	698,894
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	264,284	211,487
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal		$ 3,387,585